T. ROWE PRICE New Horizons Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.5%
COMMUNICATION SERVICES 1.1%
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 649
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 1,003
1,652
Media 1.1%
Cable One  224,827 329,201
329,201
Total Communication Services 330,853
CONSUMER DISCRETIONARY 7.5%
Diversified Consumer Services 1.7%
Bright Horizons Family Solutions (2) 2,008,801 266,548
Clear Secure, Class A (2)(4) 8,875,216 238,566
Duolingo (2) 130,842 12,444
Rover Group, Acquisition Date: 8/2/21, Cost $— (3) 4,399,933 178
517,736
Hotels, Restaurants & Leisure 2.7%
Sweetgreen, Acquisition Date: 6/30/15 - 9/13/19, Cost $56,268 (2)
(3)(4) 6,296,989 191,369
Sweetgreen, Class A (2)(4) 2,601,219 83,213
Vail Resorts  886,230 230,659
Wingstop (4) 2,696,839 316,474
821,715
Internet & Direct Marketing Retail 0.4%
Framebridge, EC, Acquisition Date: 5/19/20 - 9/15/21,
Cost $2,186 (1)(2)(3) 2,186,159 657
Rent the Runway, Acquisition Date: 3/21/19 - 4/30/20,
Cost $26,389 (3) 1,383,588 9,056
Rent the Runway, Class A (2) 798,687 5,503
Xometry, Class A (2)(4) 3,326,328 122,242
137,458
Specialty Retail 2.2%
Burlington Stores (2) 1,845,540 336,202
RH (2) 377,635 123,143
Warby Parker, Class A (2)(4) 6,778,389 229,177
688,522

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury Goods 0.5%
On Holding, Class A (2) 5,645,778 142,499
142,499
Total Consumer Discretionary 2,307,930
ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3) 987 5,873
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,849 (1)(2)(3) 7,166 42,639
Total Energy 48,512
FINANCIALS 2.2%
Capital Markets 2.2%
MarketAxess Holdings  992,675 337,708
MSCI  661,758 332,785
Total Financials 670,493
HEALTH CARE 25.8%
Biotechnology 11.2%
Abcam (GBP) (2)(4) 11,494,403 207,762
ACADIA Pharmaceuticals (2) 1,089,143 26,379
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $18,065 (1)(2)(3) 18,065,044 15,843
ADC Therapeutics (2) 884,001 12,986
Agios Pharmaceuticals (2) 469,701 13,673
Akero Therapeutics (2) 379,210 5,381
Alector (2) 683,284 9,737
Allogene Therapeutics (2) 1,823,310 16,610
Alnylam Pharmaceuticals (2) 1,449,940 236,761
Annexon (2) 643,625 1,757
Apellis Pharmaceuticals (2) 1,405,164 71,396
Argenx, ADR (2) 1,073,400 338,454
Ascendis Pharma, ADR (2) 1,076,118 126,293
Avidity Biosciences (2)(4) 3,090,423 57,080
BeiGene, ADR (2) 216,000 40,738
Bicycle Therapeutics, ADR (2) 248,755 10,915
Blueprint Medicines (2) 1,294,512 82,693
C4 Therapeutics (2) 1,588,389 38,534
Centessa Pharmaceuticals, ADR (2) 1,014,527 9,100
Cerevel Therapeutics Holdings (2) 1,673,765 58,599
CRISPR Therapeutics (2) 309,954 19,456
Day One Biopharmaceuticals (2) 789,357 7,830
Denali Therapeutics (2) 1,532,623 49,304

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (3)(4) 162,684 1,446
Dynamics Special Purpose, Acquisition Date: 5/26/21 - 9/9/21,
Cost $14,641 (3)(4) 1,464,170 13,736
Entrada Therapeutics (2) 1,377,639 12,936
EQRx, Warrants, 4/29/21 (2) 302,672 245
Exact Sciences (2) 5,434,348 379,970
Exelixis (2) 4,211,892 95,484
Exscientia, ADR (2) 479,951 6,911
Fate Therapeutics (2) 1,041,822 40,391
Flame Biosciences, Acquisition Date: 9/28/20, Cost $7,914 (1)(2)
(3) 1,208,219 7,914
Generation Bio (2) 2,542,733 18,664
Global Blood Therapeutics (2) 573,821 19,877
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 2,826
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 785
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 654
Ideaya Biosciences (2) 1,356,521 15,179
IGM Biosciences (2) 1,025,102 27,401
Imago Biosciences (2) 1,031,108 19,869
Immuneering, Class A (2) 1,033,309 6,686
Incyte (2) 1,168,090 92,770
Insmed (2) 3,705,013 87,068
Intellia Therapeutics (2) 553,961 40,256
Ionis Pharmaceuticals (2) 1,393,855 51,628
Iovance Biotherapeutics (2) 1,514,549 25,217
IVERIC bio (2) 1,447,966 24,369
Karuna Therapeutics (2) 425,725 53,978
Kronos Bio (2) 198,787 1,437
Kymera Therapeutics (2) 1,211,832 51,285
Lyell Immunopharma (2) 2,444,265 12,344
MeiraGTx Holdings (2) 650,237 9,006
Mirati Therapeutics (2) 647,848 53,266
Monte Rosa Therapeutics (2) 1,690,988 23,708
Morphic Holding (2) 479,938 19,270
Neurocrine Biosciences (2) 331,692 31,096
Nurix Therapeutics (2) 1,882,033 26,367
Pardes Biosciences (2) 578,891 4,180
Progenic Pharmaceuticals, CVR (1) 1,890,800 1,598
Prothena (2) 1,452,926 53,133
PTC Therapeutics (2) 334,564 12,483
RAPT Therapeutics (2) 1,377,167 30,284
Relay Therapeutics (2) 1,922,836 57,550

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Replimune Group (2) 1,968,304 33,422
REVOLUTION Medicines (2) 858,200 21,893
Rocket Pharmaceuticals (2) 442,396 7,016
Sage Therapeutics (2) 714,518 23,651
Sana Biotechnology (2) 882,148 7,287
Scholar Rock Holding (2)(4) 1,924,396 24,805
Seagen (2) 904,084 130,233
Tenaya Therapeutics (2) 1,058,125 12,465
Turning Point Therapeutics (2) 1,258,829 33,800
Ultragenyx Pharmaceutical (2) 2,208,618 160,390
Xencor (2) 1,190,819 31,771
Zai Lab, ADR (2) 746,187 32,817
Zentalis Pharmaceuticals (2) 1,220,384 56,309
3,466,407
Health Care Equipment & Supplies 3.2%
Figs, Class A (2)(4) 11,596,777 249,563
IDEXX Laboratories (2) 665,435 364,033
Nevro (2) 1,577,855 114,126
Novocure (2) 453,385 37,563
Shockwave Medical (2) 1,061,878 220,191
985,476
Health Care Technology 4.9%
Doximity, Class A (2) 2,927,158 152,476
Phreesia (2)(4) 3,552,143 93,635
Veeva Systems, Class A (2) 5,901,306 1,253,791
1,499,902
Life Sciences Tools & Services 6.2%
Adaptive Biotechnologies (2)(4) 7,888,961 109,499
Eurofins Scientific (EUR)  2,470,036 244,343
Olink Holding, ADR (2) 1,997,316 35,272
Repligen (2) 2,423,171 455,774
Sartorius Stedim Biotech (EUR)  264,280 108,200
West Pharmaceutical Services  2,352,781 966,311
1,919,399
Pharmaceuticals 0.3%
Arvinas (2) 799,868 53,831
DICE Therapeutics (2) 1,104,582 21,130
Longboard Pharmaceuticals (2)(4) 767,178 3,982
78,943
Total Health Care 7,950,127

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 18.7%
Airlines 0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (3) 10,493,182 140
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (3) 10,493,182 116
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (3) 10,493,182 99
355
Building Products 1.6%
Lennox International  634,850 163,703
Trex (2) 5,295,411 345,949
509,652
Commercial Services & Supplies 2.3%
Aurora Innovation, Acquisition Date: 3/1/19, Cost $8,834 (3) 2,075,345 11,021
Rentokil Initial (GBP)  47,891,781 329,902
Waste Connections  2,704,366 377,800
718,723
Industrial Conglomerates 2.9%
Roper Technologies  1,890,006 892,518
892,518
Machinery 1.3%
RBC Bearings (2) 1,025,491 198,822
Toro  2,312,991 197,738
396,560
Professional Services 5.1%
Booz Allen Hamilton Holding (4) 11,230,842 986,517
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 884,522 42,802
CoStar Group (2) 7,193,352 479,149
Legalzoom.com (2) 3,965,025 56,066
1,564,534
Road & Rail 4.2%
Old Dominion Freight Line  4,097,482 1,223,836
Saia (2) 337,033 82,175
1,306,011
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply (2)(4) 2,456,069 397,122
397,122
Total Industrials & Business Services 5,785,475

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 36.2%
Electronic Equipment, Instruments & Components 1.5%
Teledyne Technologies (2) 966,726 456,904
456,904
IT Services 9.4%
Endava, ADR (2)(4) 4,435,952 590,115
Globant (2) 382,314 100,193
Okta (2)(4) 7,717,021 1,164,961
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $4,778 (1)
(2)(3) 122,485 12,055
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)(2)(3) 408,330 9,845
Toast, Class A (2)(4) 24,234,670 526,619
Twilio, Class A (2) 3,064,745 505,101
2,908,889
Semiconductors & Semiconductor Equipment 1.0%
Entegris  2,401,288 315,193
315,193
Software 24.3%
Atlassian, Class A (2) 4,355,941 1,279,906
Bill.com Holdings (2) 2,314,396 524,882
Braze, Class A (2) 156,556 6,492
Ceridian HCM Holding (2) 6,720,571 459,418
Confluent, Class A (2) 901,504 36,962
Coupa Software (2) 2,469,727 250,998
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 111,936 18,568
Datadog, Class A (2) 6,287,532 952,372
Descartes Systems Group (2)(4) 4,506,525 330,148
DocuSign (2) 2,163,511 231,755
Duck Creek Technologies (2) 4,450,901 98,454
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3) 190,876 365
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)(3) 2,129,852 61,238
HashiCorp, Class A (2) 306,221 16,536
HashiCorp, Class B, Acquisition Date: 3/13/20 - 6/25/20,
Cost $23,489 (3) 850,762 43,644
HubSpot (2) 2,115,298 1,004,640
Monday.com (2) 1,037,577 164,010
nCino (2) 4,575,499 187,504
Paylocity Holding (2)(4) 5,527,565 1,137,407
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1,140 (1)(2)(3) 1,139,993 1,026
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $163 (1)(2)(3) 162,856 158
Procore Technologies (2) 3,459,283 200,500
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 2,205
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 6,063

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Workiva (2) 124,728 14,718
Xero (AUD) (2) 6,329,566 479,703
7,509,672
Total Information Technology 11,190,658
MATERIALS 0.0%
Chemicals 0.0%
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (3) 217,921 446
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (3) 217,921 416
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (3) 217,921 390
Total Materials 1,252
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Revolution Healthcare Acquisition (2) 2,432,375 24,056
Total Miscellaneous 24,056
REAL ESTATE 0.7%
Real Estate Management & Development 0.7%
FirstService  1,583,568 229,427
Total Real Estate 229,427
Total Common Stocks (Cost $20,707,080) 28,538,783
CONVERTIBLE BONDS 0.0%
Jetclosing, 4.00%, 9/14/23, Acquisition Date: 3/14/22,
Cost $2,500 (1)(2)(3)(4) 2,500,000 2,500
Total Convertible Bonds (Cost $2,500) 2,500
CONVERTIBLE PREFERRED STOCKS 6.1%
COMMUNICATION SERVICES 0.0%
Entertainment 0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 1,948
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)(2)
(3) 1,375,830 1,362
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 3,133
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 990
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 876
8,309

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Media 0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 8,815
8,815
Total Communication Services 17,124
CONSUMER DISCRETIONARY 0.9%
Hotels, Restaurants & Leisure 0.3%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294 (1)
(2)(3) 353,270 20,652
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096 (1)
(2)(3) 1,118,688 65,399
86,051
Internet & Direct Marketing Retail 0.6%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 13,912
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 33,455
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 42,970
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 8,399
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 40,649
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 14,447
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,654 (1)(2)
(3)(4) 1,756,494 26,014
179,846
Total Consumer Discretionary 265,897
CONSUMER STAPLES 0.2%
Food Products 0.2%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,029 (1)(2)(3) 488,972 30,394
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(2)(3) 314,865 19,571
Total Consumer Staples 49,965
FINANCIALS 0.2%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 21,017
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 21,017

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 3,703
45,737
Insurance 0.1%
Go Maps, Acquisition Date: 4/26/21, Cost $4,422 (1)(2)(3)(4) 4,421,929 4,422
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 9,379
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 1,681
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,917 (1)(2)
(3)(4) 4,570,635 3,017
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,765 (1)(2)(3)(4) 6,554,775 3,867
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,328 (1)
(2)(3)(4) 1,168,452 689
23,055
Total Financials 68,792
HEALTH CARE 1.9%
Biotechnology 1.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 45,990
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 27,023
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 26,128
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,398 (1)(2)(3)(4) 1,252,670 6,398
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,760
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)(3) 861,590 15,759
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $10,556 (1)(2)(3) 2,409,814 10,556
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 13,087
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 51,338
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 38,486
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 10,411
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,335 (1)
(2)(3) 113,018 6,697
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 6,819
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline, Series A, Acquisition Date: 4/9/21, Cost $10,457 (1)(2)(3) 1,335,884 10,457
300,611
Health Care Equipment & Supplies 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
28,039
Health Care Providers & Services 0.4%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(4)(5) 2,611,790 —
Capsule, Series D, Acquisition Date: 4/7/21, Cost $17,908 (1)(2)(3) 1,235,725 17,908
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 29,221
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 60,050
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,422 (1)
(2)(3) 44,229 4,422
111,601
Life Sciences Tools & Services 0.4%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)(2)
(3) 2,080,677 18,372
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 110,382
128,754
Total Health Care 569,005
INDUSTRIALS & BUSINESS SERVICES 1.0%
Aerospace & Defense 0.1%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 28,067
28,067
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 29,650
29,650
Professional Services 0.5%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 1,850,770 89,559
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 1,505,994 72,875
162,434

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Road & Rail 0.3%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,159 (1)(2)
(3) 2,979,808 49,161
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 32,000
Convoy, Series E, Acquisition Date: 9/30/21, Cost $10,692 (1)(2)
(3) 648,097 10,692
91,853
Total Industrials & Business Services 312,004
INFORMATION TECHNOLOGY 1.9%
IT Services 0.4%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 207
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 101,238
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 4,675
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 2,906
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $1,631 (1)
(2)(3) 13,714 1,350
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 2,216
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $205 (1)(2)(3) 9,150 221
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 241
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $26,118 (1)(2)(3) 1,163,260 28,046
141,100
Software 1.5%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 594,243 98,573
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 72,081 11,957
Evernote, Series 1, Acquisition Date: 11/20/12, Cost $4,592 (1)(2)
(3) 381,752 729
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(2)(3) 1,210,758 5,812
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $2,274 (1)(2)
(3) 174,948 892
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)(3) 464,700 14,125
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)(2)
(3) 867,510 26,368
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)(3) 2,755,737 83,762

T. ROWE PRICE New Horizons Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)(3) 2,196,921 66,776
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 13,003
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 7,828
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 1,201,539 21,219
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3) 2,889,530 36,033
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3) 278,205 3,469
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)(2)
(3) 166,753 2,679
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 2,199
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 40
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)(2)(3) 317,219 5,097
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 59,289
459,850
Total Information Technology 600,950
Total Convertible Preferred Stocks (Cost $1,033,797) 1,883,737
PREFERRED STOCKS 0.6%
HEALTH CARE 0.6%
Health Care Equipment & Supplies 0.6%
Sartorius (EUR)  424,612 187,400
Total Health Care 187,400
Total Preferred Stocks (Cost $39,009) 187,400
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.29% (4)(6) 195,215,296 195,215
Total Short-Term Investments (Cost $195,215) 195,215
Total Investments in Securities 99.8%
(Cost $21,977,601) $ 30,807,635
Other Assets Less Liabilities 0.2% 74,647
Net Assets 100.0% $ 30,882,282
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $2,391,462 and represents 7.7% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Abcam  $ 171 $ (61,243) $ —
Adaptive Biotechnologies  (35,269) (82,187) —
Avidity Biosciences  (1) (16,400) —
Babyco, Class A  — — —
Booz Allen Hamilton Holding  (15,539) 40,595 5,344
Cable One  76,600 (191,246) 781
Checkr  — (4,962) —
Checkr, Series C  — (10,382) —
Checkr, Series D  — (8,449) —
Clear Secure, Class A  58,867 (129,205) —
Coupa Software  (312,303) 52,516 —
Descartes Systems Group  301 (42,804) —
Dynamics Special Purpose  — 2 —
Dynamics Special Purpose  — 21 —
Endava, ADR  437 (117,075) —
Evolve Vacation Rental Network, Series 4  — (2) —
Evolve Vacation Rental Network, Series 5  — (5) —
Evolve Vacation Rental Network, Series 6  — (7) —
Evolve Vacation Rental Network, Series 7  — (2) —
Evolve Vacation Rental Network, Series 8  — (6) —
Evolve Vacation Rental Network, Series 9  — (2) —
Figs, Class A  10 (38,843) —
Genesis Therapeutics, Series A  — — —
Go Maps  — — —
Go Maps, Series B  — — —
Go Maps, Series B-1  — — —
Haul Hub, Series B  — — —
Jetclosing, 4.00%, 9/14/23  — — 5
Jetclosing, Series A  — — —
Jetclosing, Series B-1  — (1) —
Jetclosing, Series B-2  — — —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Longboard Pharmaceuticals  (2,128) 2,346 —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Minted, Series E  $ — $ 1 $ —
Okta  1,126 (459,577) —
Paylocity Holding  1,008 (155,958) —
Phreesia  (47) (54,339) —
Rentokil Initial  3,157 (95,057) —
Rover Group  — (249) —
Scholar Rock Holding  9 (20,065) —
SiteOne Landscape Supply  329 (172,292) —
Sweetgreen  — (59) —
Sweetgreen, Class A  3 11,324 —
Toast, Class A ^^ 147 (117,400) —
Vail Resorts  19,934 (145,042) 1,693
Warby Parker, Class A  179 (86,692) —
Wingstop  24 (131,711) 11,247
Xometry, Class A  156 (48,392) —
T. Rowe Price Government Reserve Fund, 0.29% — — 65
Affiliates not held at period end 114,256 (207,113) 352
Totals $ (88,573)# $ (2,289,962) $ 19,487+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Abcam  $ 269,075 $ — $ 70 $ 207,762
Adaptive Biotechnologies  * 17,218 45,203 109,499
Armstrong World Industries  378,979 — 181,054 —
Avidity Biosciences  * — 63 57,080
Babyco, Class A  — — — —
Booz Allen Hamilton Holding  1,110,598 — 164,675 986,517
Cable One  768,018 — 247,570 *
Checkr  47,764 — — 42,802
Checkr, Series C  99,941 — — 89,559
Checkr, Series D  81,324 — — 72,875
Clear Secure, Class A  393,465 — 25,694 238,566
Coupa Software  613,090 59,608 474,216 *
Descartes Systems Group  373,021 — 69 330,148
Dynamics Special Purpose  13,715 — — 13,736
Dynamics Special Purpose  1,444 — — 1,446
Endava, ADR  585,676 121,631 117 590,115
Evolve Vacation Rental Network,
Series 4  13,914 — — 13,912
Evolve Vacation Rental Network,
Series 5  33,460 — — 33,455
Evolve Vacation Rental Network,
Series 6  42,977 — — 42,970
Evolve Vacation Rental Network,
Series 7  8,401 — — 8,399
Evolve Vacation Rental Network,
Series 8  40,655 — — 40,649
Evolve Vacation Rental Network,
Series 9  14,449 — — 14,447
Figs, Class A  * 45,011 214 249,563
Genesis Therapeutics, Series A  6,398 — — 6,398
Go Maps  4,422 — — 4,422
Go Maps, Series B  9,379 — — 9,379
Go Maps, Series B-1  1,681 — — 1,681
Haul Hub, Series B  13,003 — — 13,003
Jetclosing, 4.00%, 9/14/23  — 2,500 — 2,500
Jetclosing, Series A  3,017 — — 3,017
Jetclosing, Series B-1  3,867 — — 3,867
Jetclosing, Series B-2  689 — — 689
Kardium, Series D-5  9,294 — — 9,294

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Kardium, Series D-6  $ 18,745 $ — $ — $ 18,745
Longboard Pharmaceuticals  * — 3,363 3,982
Minted, Series E  26,014 — — 26,014
Okta  * 509,856 116 1,164,961
Paylocity Holding  1,236,827 56,755 217 1,137,407
Phreesia  * — 175 93,635
Rentokil Initial  768,896 — 343,938 *
Rover Group  427 — — *
Rover Group  42,645 — 37,310 —
Scholar Rock Holding  * 3,246 25 24,805
SiteOne Landscape Supply  * 61,392 122 397,122
Sweetgreen  * — — 191,369
Sweetgreen, Class A  * 64,065 23 83,213
Toast, Class A ^^ * 279,558 35 526,619
Vail Resorts  668,991 — 293,290 *
Warby Parker, Class A  * — 87 229,177
Wingstop  288,496 160,018 328 316,474
Xometry, Class A  * — 30 122,242
T. Rowe Price Government
Reserve Fund, 0.29% 281,465  ¤  ¤ 195,215
Total $ 7,728,730^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19,487 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $6,174,157.
^^ Includes previously reported affiliate Toast, Class B; acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE New Horizons Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE New Horizons Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $(74,007,000) for the period ended
March 31, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,662,050 $ 1,641,967 $ 234,766 $ 28,538,783
Convertible Bonds — — 2,500 2,500
Convertible Preferred Stocks — — 1,883,737 1,883,737
Preferred Stocks — 187,400 — 187,400
Short-Term Investments 195,215 — — 195,215
Total $ 26,857,265 $ 1,829,367 $ 2,121,003 $ 30,807,635
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 253,174 $ (27,624) $ 18,989 $ (9,773) $ 234,766
Convertible Bonds — — 2,500 — 2,500
Convertible Preferred Stocks 1,934,124 (24,865) 18,517 (44,039) 1,883,737
Total $ 2,187,298 $ (52,489) $ 40,006 $ (53,812) $ 2,121,003

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$234,766 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 88% 59% Decrease
Expected
present value
Discount rate
for cost of
equity
12%
- 20%
18% Decrease
Timing of
events
2.75 yrs 2.75 yrs Decrease
Discount
for lack of
collectability
50% 50% Decrease
Market
comparable
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
2.8x
- 18.2x
9.6x Increase
Sales growth
rate
3% - 75% 51% Increase
Segment-
based
enterprise
value to sales
multiple
2.1x 2.1x Increase
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.6x 0.6x Increase
Enterprise
value to gross
profit multiple
2.7x
– 24.5x
14.2x Increase
Gross profit
growth rate
4% - 66% 53% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to
EBITDA
multiple
10.5x 10.5x Increase
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$1,883,737 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount
for lack of
collectability
100% 100% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 50%
33% Increase
Enterprise
value to sales
multiple
2.1x
– 18.2x
9.3x Increase
Sales growth
rate
3%
- 105%
45% Increase
Segment-
based
enterprise
value to sales
multiple
2.1x 2.1x Increase

T. ROWE PRICE New Horizons Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Segment-
based
enterprise
value to gross
merchandise
value multiple
0.6x 0.6x Increase
Enterprise
value to gross
profit multiple
2.7x
– 24.5x
13.8x Increase
Gross profit
growth rate
4%
- 103%
49% Increase
Enterprise
value to
EBITDA
multiple
21.0x 21.0x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Estimated
liquidation
value
Discount
for lack of
collectability
100% 100% Decrease
Convertible
Bonds
$2,500 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE New Horizons Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F42-054Q1 03/22